Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions
	2021	2020	2019
	£	£	£

Short-term employee benefits	1,061,325	982,027	688,325
Share-based payments		287,444	444,941
	1,061,325	1,269,471	1,133,266